ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2024
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

RMB
Balance as of December 31, 2022	453,074
Foreign currency translation adjustments, net of tax of nil	102,268
Balance as of December 31, 2023	555,342
Foreign currency translation adjustments, net of tax of nil	11,558
Balance as of December 31, 2024	566,900
Balance as of December 31, 2024, in US$	77,665